Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 25, 2011	Dec. 26, 2010	Sep. 25, 2011	Sep. 26, 2010	Sep. 27, 2009
OPERATING ACTIVITIES:
Net loss	$ (12,476)	$ (16,950)	$ (55,565)	$ (58,922)	$ (168,707)
Adjustments to reconcile net loss to cash (used for) provided by operating activities:
Depreciation and amortization	9,334	11,797	48,086	51,849	76,566
Stock-based compensation	388	750	1,870	3,462	4,244
Gain on short- and long-term investments (Note 1)	(30)	(364)	(978)		(4,390)
Loss (gain) on disposal of assets	(38)	227	1,182	173	(1,762)
Asset impairment charge (Note 1) (Notes 10 and 11)	8,338			3,274	71,640
Non-cash interest expense	1,672	2,238	7,576	8,456	8,793
Flood insurance receivable (Note 11)	(4,727)
Gain on extinguishment of debt			(8,382)	(6)	(17,253)
Severance expenses (Note 1) (Note 9)	(1,624)	290	1,741	1,150
Changes in operating assets and liabilities (Note 7)	11,665	3,416	1,932	4,306	50,169
Cash (used for) provided by operating activities	12,502	1,404	(2,538)	13,742	19,300
INVESTING ACTIVITIES:
Capital expenditures	(5,384)	(4,686)	(13,506)	(31,382)	(20,609)
Proceeds from the sale of PP&E					12,205
Change in restricted cash	(2)		(2,620)
Purchases of marketable securities	(1,613)	(5,700)	(12,412)	(71,739)	(46,883)
Sales/maturities of marketable securities	2,055	18,732	60,440	141,445	133,819
Cash (used for) provided by investing activities	(4,944)	8,346	31,902	38,324	78,532
FINANCING ACTIVITIES:
Proceeds from issuance of common stock	20		2	55	1,508
Proceeds from revolving credit line and loan	54,722		15,341		55,699
Repayment of revolving credit line	(65,219)	(485)	(4,932)
Repayment of short- and long-term debt			(34,370)	(102,873)	(110,957)
Debt issuance costs			(3,490)
Cash (used for) provided by financing activities	(10,477)	(485)	(27,449)	(102,818)	(53,750)
Net increase (decrease) in cash and cash equivalents	(2,919)	9,265	1,915	(50,752)	44,082
Cash and cash equivalents at beginning of year	57,554	55,639	55,639	106,391	62,309
Cash and cash equivalents at end of year	54,635	64,904	57,554	55,639	106,391
Cash interest paid (net of amount capitalized)	73
Income taxes paid	$ 1	$ 261